General Information - Details of Non-controlling Interest (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	₩ 44,065,460	₩ 46,731,890
Non-current assets	59,378,275	54,754,426
Current liabilities	(22,741,063)	(22,467,736)
Non-current liabilities	(19,259,904)	(19,419,980)
Equity	61,442,768	59,598,600	₩ 58,191,897	₩ 54,713,966
Non-controlling interests	6,052,549	5,452,226
Revenue	73,459,408	77,056,549	85,003,616
Profit (loss) for the period	1,005,276	1,846,059	3,585,957
Profit (loss) attributable to non-controlling interests	(120,104)	147,857	428,421
Cash flows from operating activities	6,663,655	6,167,695	6,186,765
Cash flows from investing activities	(4,486,783)	(7,388,224)	(4,219,871)
Effect of exchange rate fluctuation on cash held	221,880	16,719	(8,740)
Net increase (decrease) in cash and cash equivalents	97,019	(1,382,403)	3,277,562
POSCO INTERNATIONAL Corporation [member]
Disclosure of subsidiaries [line items]
Current assets	8,268,175	8,077,260	7,319,472
Non-current assets	9,068,151	8,540,488	5,196,865
Current liabilities	(6,659,697)	(6,275,479)	(5,487,440)
Non-current liabilities	(3,327,166)	(3,717,507)	(2,630,770)
Equity	7,349,463	6,624,762	4,398,127
Non-controlling interests	1,089,512	1,121,823	1,018,764
Revenue	32,340,793	33,132,821	37,989,588
Profit (loss) for the period	503,410	680,419	604,912
Profit (loss) attributable to non-controlling interests	104,424	141,618	120,052
Cash flows from operating activities	876,881	1,076,436	1,233,287
Cash flows from investing activities	(846,138)	(27,128)	(1,465,682)
Cash flows from financing activities	(176,074)	(1,225,373)	978,785
Effect of exchange rate fluctuation on cash held	65,672	15,222	30,157
Net increase (decrease) in cash and cash equivalents	(79,659)	(176,065)	776,547
POSCO FUTURE M CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Current assets	2,112,748	2,411,881	2,037,518
Non-current assets	5,819,711	3,922,712	2,599,958
Current liabilities	(1,570,070)	(1,396,408)	(965,793)
Non-current liabilities	(3,041,884)	(2,326,719)	(1,021,039)
Equity	3,320,505	2,611,466	2,650,644
Non-controlling interests	700,123	666,420	899,416
Revenue	3,699,944	4,759,871	3,301,916
Profit (loss) for the period	(231,338)	4,435	121,929
Profit (loss) attributable to non-controlling interests	(78,781)	25,365	46,016
Cash flows from operating activities	670,850	(444,846)	(60,954)
Cash flows from investing activities	(1,810,360)	(1,031,418)	(54,628)
Cash flows from financing activities	1,375,379	1,591,574	336,297
Effect of exchange rate fluctuation on cash held	18,768	(7,111)	(11,614)
Net increase (decrease) in cash and cash equivalents	235,869	108,199	209,101
POSCO Eco & Challenge Co., Ltd
Disclosure of subsidiaries [line items]
Current assets	5,253,321	6,379,394	5,668,131
Non-current assets	2,448,945	2,357,217	2,996,633
Current liabilities	(3,304,067)	(4,713,198)	(3,957,668)
Non-current liabilities	(892,031)	(610,218)	(1,232,831)
Equity	3,506,168	3,413,195	3,474,265
Non-controlling interests	1,495,379	1,483,382	1,373,670
Revenue	10,239,966	10,095,060	9,688,618
Profit (loss) for the period	108,682	176,827	196,192
Profit (loss) attributable to non-controlling interests	66,458	89,042	82,158
Cash flows from operating activities	13,430	(294,596)	(101,240)
Cash flows from investing activities	(76,358)	318,890	281,885
Cash flows from financing activities	(360,662)	78,748	330,731
Effect of exchange rate fluctuation on cash held	14,878	1,444	(169)
Net increase (decrease) in cash and cash equivalents	(408,712)	104,487	511,207
POSCO DX CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Current assets	676,688	661,856	603,492
Non-current assets	215,765	227,952	248,102
Current liabilities	(355,027)	(421,367)	(431,132)
Non-current liabilities	(11,528)	(6,991)	(6,470)
Equity	525,898	461,450	413,992
Non-controlling interests	169,964	149,812	134,484
Revenue	1,473,291	1,485,876	1,152,680
Profit (loss) for the period	88,599	92,128	45,851
Profit (loss) attributable to non-controlling interests	29,331	30,506	14,828
Cash flows from operating activities	97,800	21,821	(3,943)
Cash flows from investing activities	(12,603)	19,264	16,174
Cash flows from financing activities	(17,219)	(12,975)	(9,834)
Effect of exchange rate fluctuation on cash held	1,039	39	(5)
Net increase (decrease) in cash and cash equivalents	₩ 69,017	₩ 28,148	₩ 2,392